Principal accounting policies	12 Months Ended
Dec. 31, 2020
Principal accounting policies
Principal accounting policies
2	Principal accounting policies

The principal accounting policies adopted in the preparation of these financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

(a)	Basis of preparation

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (the “IASB”) and the disclosure requirements of the Hong Kong Companies Ordinance. These financial statements have been prepared under the historical cost convention, except for the financial assets at fair value through other comprehensive income, financial assets at fair value through profit or loss and derivative financial assets and liabilities.

The preparation of financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in Note 4.

As at 31 December 2020, the Group had net current liabilities of approximately RMB87.91 billion, and a portion of the Group’s funding requirements for capital expenditures were satisfied by short-term financing. Taking into consideration the undrawn available banking facilities of approximately RMB305.1 billion as at 31 December 2020, the Group is expected to refinance certain of its short-term loans and bonds and also to consider alternative sources of financing, where applicable and when needed.

Therefore, the directors of the Company are of the opinion that the Group will be able to meet its liabilities as and when they fall due within the next twelve months and accordingly, these consolidated financial statements are prepared on a going concern basis.

The IASB has issued certain new and revised IFRSs that are first effective or available for early adoption for the current accounting period of the Group. Note 2(b) provides information on any changes in accounting policies resulting from initial application of these developments to the extent that they are relevant to the Group for the current and prior accounting periods reflected in these financial statements.

2         Principal accounting policies (continued)

(b)	Changes in accounting policies

The Group has adopted the Conceptual Framework for Financial Reporting 2018 and the following revised IFRSs for the first time for the current year's consolidated financial statements.

Amendments to IFRS 3	Definition of a Business
Amendments to IFRS 9,
IAS 39 and IFRS 7	Interest Rate Benchmark Reform
Amendment to IFRS 16	Covid-19-Related Rent Concessions (early adopted)
Amendments to IAS 1 and IAS 8	Definition of Material

The nature and the impact of the Conceptual Framework for Financial Reporting 2018 and the revised IFRSs are described below:

(i)	Conceptual Framework for Financial Reporting 2018

Conceptual Framework for Financial Reporting 2018 (the “Conceptual Framework”) sets out a comprehensive set of concepts for financial reporting and standard setting, and provides guidance for preparers of financial statements in developing consistent accounting policies and assistance to all parties to understand and interpret the standards. The Conceptual Framework includes new chapters on measurement and reporting financial performance, new guidance on the derecognition of assets and liabilities, and updated definitions and recognition criteria for assets and liabilities. It also clarifies the roles of stewardship, prudence and measurement uncertainty in financial reporting. The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The Conceptual Framework did not have any significant impact on the financial position and performance of the Group.

(ii)	Amendments to IFRS 3 Definition of a Business

Amendments to IFRS 3 clarify and provide additional guidance on the definition of a business.  The amendments clarify that for an integrated set of activities and assets to be considered a business, it must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. A business can exist without including all of the inputs and processes needed to create outputs.  The amendments remove the assessment of whether market participants are capable of acquiring the business and continue to produce outputs.  Instead, the focus is on whether acquired inputs and acquired substantive processes together significantly contribute to the ability to create outputs.  The amendments have also narrowed the definition of outputs to focus on goods or services provided to customers, investment income or other income from ordinary activities.  Furthermore, the amendments provide guidance to assess whether an acquired process is substantive and introduce an optional fair value concentration test to permit a simplified assessment of whether an acquired set of activities and assets is not a business.  The Group has applied the amendments prospectively to transactions or other events that occurred on or after 1 January 2020.  The amendments did not have any impact on the financial position and performance of the Group.

2         Principal accounting policies (continued)

(b)      Changes in accounting policies (continued)

(iii)	Amendments to IFRS 9, IAS 39 and IFRS 7 Interest Rate Benchmark Reform

Amendments to IFRS 9, IAS 39 and IFRS 7 address issues affecting financial reporting in the period before the replacement of an existing interest rate benchmark with an alternative risk-free rate (“RFR”).  The amendments provide temporary reliefs which enable hedge accounting to continue during the period of uncertainty before the introduction of the alternative RFR.  In addition, the amendments require companies to provide additional information to investors about their hedging relationships which are directly affected by these uncertainties. The amendments did not have any significant impact on the financial position and performance of the Group.

(iv)	Amendment to IFRS 16 Covid-19-Related Rent Concessions (early adopted)

Amendment to IFRS 16 provides a practical expedient for lessees to elect not to apply lease modification accounting for rent concessions arising as a direct consequence of the covid-19 pandemic. The practical expedient applies only to rent concessions occurring as a direct consequence of the pandemic and only if (i) the change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change; (ii) any reduction in lease payments affects only payments originally due on or before 30 June 2021; and (iii) there is no substantive change to other terms and conditions of the lease.  The amendment is effective for annual periods beginning on or after 1 June 2020 with earlier application permitted and shall be applied retrospectively. The amendment did not have any impact on the financial position and performance of the Group as there were no lease payments reduced or waived by the lessors as a result of the covid-19 pandemic during the year.

(v)	Amendments to IAS 1 and IAS 8 Definition of Material

Amendments to IAS 1 and IAS 8 provide a new definition of material.  The new definition states that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements.  The amendments clarify that materiality will depend on the nature or magnitude of information, or both.  The amendments did not have any significant impact on the financial position and performance of the Group.

(c)	Consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries.

Subsidiaries are investees over which the Group has the power to exercise control. The Group controls an entity when it is exposed, or has rights to variable returns from their involvement with the entity and has the ability to affect those returns through their power over the entity. In assessing whether the Group has power, only substantive rights (held by the Group and other parties) are considered.

When the Group has, directly or indirectly, less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

(a)	the contractual arrangement with the other vote holders of the investee;
(b)	rights arising from other contractual arrangements; and
(c)	the Group’s voting rights and potential voting rights.

2         Principal accounting policies (continued)

(c)      Consolidation (continued)

When there is any inconsistency on the accounting policies or financial period adopted between subsidiaries and the Company, the financial statements of subsidiaries are adjusted according to the accounting policies or financial period adopted by the Company.

Subsidiaries are consolidated from the date when control is transferred to the Group. They are de-consolidated from the date when control ceases. Intra-group balances, transactions and cash flows, and any unrealized income and expenses arising from intra-group transactions, are eliminated in full in preparing the consolidated financial statements. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment. The portion of the shareholders’ equity of the subsidiaries, which is not attributable directly or indirectly to the parent company, is separately presented as non-controlling interests in the shareholders’ equity in the consolidated financial statements.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control described above. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognizes (i) the assets (including goodwill) and liabilities of the subsidiary, (ii) the carrying amount of any non-controlling interest and (iii) the cumulative translation differences recorded in equity; and recognizes (i) the fair value of the consideration received, (ii) the fair value of any investment retained and (iii) any resulting surplus or deficit in profit or loss. The Group’s share of components previously recognized in other comprehensive income is reclassified to profit or loss or retained profits, as appropriate, on the same basis as would be required if the Group had directly disposed of the related assets or liabilities.

2         Principal accounting policies (continued)

(c)      Consolidation (continued)

(i)	Business combinations

The acquisition method is used to account for the business combinations of the Group (including business combinations under common controls). The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Group. Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the Group recognizes any non-controlling interests in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the recognized amounts of acquiree’s identifiable net assets. The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill (Note 2(k)). If this consideration is lower than the fair value of the net assets of the subsidiary acquired, the difference is recognized in profit or loss. In a business combination achieved in stages, the acquirer shall remeasure its previously held equity interest in the acquiree at its acquisition-date fair value and recognize the resulting gain or loss, if any, in profit or loss or other comprehensive income, as appropriate. In prior reporting periods, the acquirer may have recognized changes in the value of its equity interest in the acquiree in other comprehensive income. If so, the amount that was recognized in other comprehensive income shall be recognized on the same basis as would be required if the acquirer had directly disposed of the previously held equity interest.

The Group determines that it has acquired a business when the acquired set of activities and assets includes an input and a substantive process that together significantly contribute to the ability to create outputs. The Group may elect to apply, or not apply, an optional test (the concentration test) to permit a simplified assessment of whether an acquired set of activities and assets is not a business, and the Group makes such an election separately for each transaction or other event. The concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the concentration test is met, the set of activities and assets is determined not to be a business and no further assessment is needed. If the concentration test is not met, or if the entity elects not to apply the test, the Group then perform further assessment to determine whether an acquisition meet the minimum requirements to be a business.

When an acquisition does not constitute an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing goods or services to customers, generating investment income (such as dividends or interest) or generating other income from ordinary activities, it is not defined as a business and therefore is identified as an asset acquisition.

2         Principal accounting policies (continued)

(c)      Consolidation (continued)

(ii)	Changes in ownership interests in subsidiaries

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions – that is, as transactions with the equity owners in their capacity as owners. The difference between fair value of any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

When the Group loses control of a subsidiary, it is accounted for as a disposal of the entire interest in that subsidiary, with a resulting gain or loss being recognized in profit or loss. Any interest retained in that former subsidiary at the date when control is lost is recognized at fair value and this amount is regarded as the fair value on initial recognition of a financial asset (Note 2(m)) or, when appropriate, the cost on initial recognition of an investment in an associate or joint venture (Note 2(c)(iii)).

(iii)	Associates and joint ventures

Associates are investees over which the Group has significant influence on the financial and operating decisions. A joint venture is an arrangement whereby the Group and other parties contractually agree to share control of the arrangement, and have rights to the net assets of the arrangement.

Investments in associates and joint ventures are initially recognized at cost and are subsequently measured using the equity method of accounting, unless it is classified as held for sale (or included in a disposal group that is classified as held for sale). The excess of the initial investment cost over the proportionate share of the fair value of identifiable net assets of investee acquired is included in the initial investment cost (Note 2(k)). Any shortfall of the initial investment cost to the proportionate share of the fair value of identifiable net assets of investee acquired is recognized in the current period profit or loss and long-term investment cost is adjusted accordingly.

When applying equity method, the Group adjusts net profit or loss of the investees, including the fair value adjustments on the net identifiable assets of the associates and joint ventures and the adjustments to align with the accounting policies of the Company and the Company’s financial reporting periods. The current period investment income is then recognized based on the proportionate share of the Group in the investees’ net profit or loss. Net losses of investees are recognized to the extent of the carrying value of long-term equity investments and any other constituting long-term equity investments in investees that in substance form part of the investments in the investees. The Group continues to recognize investment losses and provision if they bear additional obligations which meet the recognition criteria.

The Group adjusts the carrying amount of the investment and directly recognizes it into related other comprehensive income based on the proportionate share on the movements of the investees’ other comprehensive income.

When the investees appropriate profit or declare dividends, the carrying value of long-term equity investments is reduced correspondingly by the proportionate share of the distribution.

2         Principal accounting policies (continued)

(c)      Consolidation (continued)

(iii)Associates and joint ventures (continued)

The Group determines at each reporting date whether there is any objective evidence that the investment in the associate or the joint venture is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate or the joint venture and its carrying value and recognizes the amount in the consolidated statement of comprehensive income.

Profits or losses resulting from transactions between the Group and the associates and joint ventures are recognized in the Group’s financial statements only to the extent of the unrelated third party investor’s interests in the associates and joint ventures. Loss from transactions between the Group and the associates and joint ventures is fully recognized and not eliminated when there is evidence for asset impairment.

If an investment in an associate becomes an investment in a joint venture or vice versa, retained interest is not remeasured. Instead, the investment continues to be accounted for under the equity method.

Gains and losses arising from dilution of investments in associates and joint ventures are recognized in the consolidated statement of comprehensive income.

In the Company’s statement of financial position, investments in associates and joint ventures are stated at cost less provision for impairment losses (Note 2(l)) unless classified as held for sale (or included in a disposal group that is classified as held for sale). Investment income from investments in associates and joint ventures is accounted for by the Company based on dividends received and receivable.

In all other cases, when the Group ceases to have significant influence over an associate or joint control over a joint venture, it is accounted for as a disposal of the entire interest in that investee, with a resulting gain or loss being recognized in profit or loss. Any interest retained in that former investee at the date when significant influence or joint control is lost is recognized at fair value and this amount is regarded as the fair value on initial recognition of a financial asset (Note 2(m)).

(d)	Separate financial statements of the Company

Investments in subsidiaries are accounted for at cost less impairment unless classified as held for sale (or included in a disposal group that is classified as held for sale). Cost also includes direct attributable costs of investment. Investment income is recognized when the subsidiaries declare dividend.

(e)	Segment reporting

The Group determines the operating segment based on the internal organization structure, management requirement and internal reporting system for purposes of presenting reportable segment information.

2         Principal accounting policies (continued)

(e)	Segment reporting (continued)

An operating segment represents a component of the Group that meets all the conditions below: (i) the component earns revenue and incurs expenses in its daily operating activities; (ii) chief operating decision maker of the Group regularly reviews the operating results of the component in order to make decisions on allocating resources and assessing performance; (iii) the financial position, operating results, cash flows and other related financial information of the component are available. When two or more operating segments exhibit similar economic characteristics and meet certain conditions, the Group combines them as one reportable segment.

(f)	Foreign currency translation
(i)	Functional and presentation currency

Items included in the financial statements of each of the Group are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in Renminbi (“RMB”), which is the Company’s functional and presentation currency.

(ii)	Transactions and balances

Foreign currency transactions are translated into the functional currency using the spot exchange rate on the transaction dates. As at the end of reporting period, foreign currency monetary items are translated into functional currency at the spot exchange rate as at the end of reporting period. Exchange differences are directly expensed in current period profit or loss unless they arises from foreign currency loans borrowed for purchasing or construction of qualifying assets which is eligible for capitalization or they arise from monetary items that qualify as hedging instruments in cash flow hedges which are recorded in other comprehensive income to the extent that the hedge is effective.

(iii)	Foreign subsidiaries

The operating results and financial position of the foreign subsidiaries are translated into presentation currency as follows:

Asset and liability items in each statement of financial position of foreign operations are translated at the closing rates at the end of reporting period; equity items excluding retained earnings are translated at the spot exchange rates at the date of the transactions. Income and expense items in the statement of comprehensive income of the foreign operations are translated at average exchange rates approximating the rate on transaction dates. All resulting translation differences are recognized in other comprehensive income.

The cash flows denominated in foreign currencies and cash flows of overseas subsidiaries are translated at average exchange rates approximating the rates at the dates when cash flows incurred. The effect of the foreign currency translation on the cash and cash equivalents is presented in the statement of cash flows separately.

On the disposal of a foreign operation (that is, a disposal of the Group’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation, a disposal involving loss of joint control over a joint ventures that includes a foreign operation, or a disposal involving loss of significant influence over an associate that includes a foreign operation), all of the exchange differences accumulated in equity in respect of that operation attributable to the equity holders of the Company are reclassified to profit or loss.

2         Principal accounting policies (continued)

(f)       Foreign currency translation (continued)

In the case of a partial disposal that does not result in the Group losing control over a subsidiary that includes a foreign operation, the proportionate share of accumulated exchange differences is re-attributed to non-controlling interests and are not recognized in profit or loss. For all other partial disposals (that is, reductions in the Group’s ownership interest in associates or joint venture that includes a foreign operation that do not result in the Group losing significant influence or joint control), the proportionate share of the accumulated exchange differences is reclassified to profit or loss.

(g)	Property, plant and equipment

Property, plant and equipment consists of dams, port facilities, buildings, electric utility plant in service, transportation facilities, others and construction-in-progress (“CIP”). Property, plant and equipment acquired or constructed are initially recognized at cost and carried at the net value of cost less accumulated depreciation and accumulated impairment loss, unless classified as held for sale (or included in a disposal group that is classified as held for sale).

Cost of CIP comprises construction expenditures, other expenditures necessary for the purpose of preparing the CIP for its intended use, those borrowing costs incurred before the assets are ready for intended use that are eligible for capitalization. CIP is not depreciated until such time as the relevant asset is completed and ready for its intended use.

Subsequent costs about property, plant and equipment are included in the asset’s carrying amount only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. Other subsequent expenditures not qualified for capitalization are charged in the current period profit or loss when they are incurred.

Depreciation of property, plant and equipment is provided based on book value of the asset less estimated residual value over the estimated useful life using straight-line method. For those impaired property, plant and equipment, depreciation is provided based on book value after deducting impairment provision over the estimated useful life of the asset. The estimated useful lives are as follows:

Estimated useful lives

Dams	8 – 50	years
Port facilities	20 – 40	years
Buildings	8 – 30	years
Electric utility plant in service	5 – 30	years
Transportation facilities	8 – 27	years
Others	5 – 14	years

Where parts of an item of property, plant and equipment have different useful lives, the cost of the item is allocated on a reasonable basis between the parts and each part is depreciated separately. At the end of each year, the Group reviews the estimated useful lives, residual values and the depreciation method of the property, plant and equipment and make adjustment when necessary.

2         Principal accounting policies (continued)

(g)      Property, plant and equipment (continued)

Property, plant and equipment is derecognized when it is disposed of, or is not expected to bring economic benefit through use or disposal. The amount of disposal proceeds arising from sale, transfer, disposal or write-off of the property, plant and equipment less book value and related tax expenses is recorded in ‘operating expenses – others’ in the statement of comprehensive income.

The carrying amount of property, plant and equipment is written down immediately to their recoverable amount when their carrying amount is greater than their recoverable amount (Note 2(l)).

(h)	Investment property

Investment properties are land and/or buildings which are owned or held under a leasehold interest (Note 2(ab), including the leasehold property held as a right-of-use asset) to earn rental income and/or for capital appreciation. These include land held for a currently undetermined future use and property that is being constructed or developed for future use as investment property.

Investment properties are stated at cost. Rental income from investment properties is accounted for as described in Note 2(z)(v).

(i)	Power generation licenses

The Group acquired the power generation license as part of the business combination with Tuas Power Ltd. (“Tuas Power”). The power generation license is initially recognized at fair value at the acquisition date. The license has an indefinite useful life and is not amortized. The assessment that the license has an indefinite useful life is based on the expected renewal of power generation license without significant restriction and cost, together with the consideration on related future cash flows generated and the expectation of continuous operations. It is tested annually for impairment and carried at cost less accumulated impairment loss. The useful life of the power generation license is reviewed by the Group each financial period to determine whether events and circumstances continue to support the indefinite useful life assessment.

(j)	Mining rights

Mining rights are stated at cost less accumulated amortization  and impairment losses (Note 2(l)) and are amortized based on the units of production method utilizing only recoverable coal reserves as the depletion base, unless the mining rights are classified as held for sale (or included in a disposal group that is classified as held for sale).

(k)	Goodwill

Goodwill is initially measured at cost, being the excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired and liabilities assumed of the acquiree at the date of acquisition. If the sum of this consideration and other items is lower than the fair value of the net assets acquired, the difference is, after reassessment, recognized in profit or loss as a gain on bargain purchase.

2         Principal accounting policies (continued)

(k)	Goodwill (continued)

After initial recognition, goodwill is measured at cost less accumulated impairment losses. Goodwill arising on a business combination is allocated to each cash-generating unit, or groups of cash generating units, that is expected to benefit from the synergies of the combination and is tested for impairment annually or more frequent if events or changes in circumstances indicate that the carrying value may be impaired (Note 2(l)).

On disposal of a cash-generating unit during the year, any attributable amount of purchased goodwill is included in the calculation of the profit or loss on disposal.

(l)	Impairment of non-financial assets

The carrying amounts of property, plant and equipment, mining rights, intangible assets with definite useful lives, right-of-use assets and long-term equity investments not accounted for as financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill, indefinite life intangible assets and intangible assets not yet available for use are tested for impairment annually regardless of whether there are indications of impairment or more frequently if events or changes in circumstances indicate a potential impairment. An impairment loss is recognized if the carrying amount of an asset or cash-generating unit (“CGU”) exceeds its recoverable amount.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less cost to sell. For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs.

Subject to an operating segment ceiling test, CGUs to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes.

Goodwill acquired in a business combination is allocated to groups of CGUs that are expected to benefit from the synergies of the combination.

Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU (group of CGUs), and then to reduce the carrying amounts of the other assets in the CGU (group of CGUs) on a pro rata basis, except that the carrying value of an asset will not be reduced below its individual fair value less costs of disposal (if measurable) or value in use (if determinable).

An impairment loss in respect of goodwill is not reversed. Except for goodwill, all impaired non-financial assets are subject to review for possible reversal of impairment at each reporting date. A reversal of an impairment loss is limited to the asset’s carrying amount that would have been determined had no impairment loss been recognized in prior years. Reversals of impairment losses are credited to profit or loss in the year in which the reversals are recognized.

2         Principal accounting policies (continued)

(m)	Financial instruments
(i)	Recognition and initial measurement

All financial assets and financial liabilities are initially recognized when the Group becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition or issue. A receivable without a significant financing component is initially measured at the transaction price.

(ii)	Classification and subsequent measurement of financial assets
(1)	Classification of financial assets

On initial recognition, the Group categorizes financial assets into three principal classification categories: measured at amortized cost, at fair value through other comprehensive income (FVOCI) and at fair value through profit or loss (FVTPL) based on the business model under which the financial asset is managed and its contractual cash flow characteristics.

Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

An entity’s business model refers to how an entity manages its financial assets in order to generate cash flows. The entity’s business model determines whether cash flows will result from collecting contractual cash flows, selling financial assets or both. The Group determines the business model for managing the financial assets according to the facts and based on the specific business objective determined by the Group’s key management personnel.

On initial recognition of an equity investment that is not held for trading, the Group may make an irrevocable election to designate the investment at FVOCI (non-recycling) such that subsequent changes in fair value are recognized in other comprehensive income. Such elections are made on an instrument-by-instrument basis, but may only be made if the investment meets the definition of equity from the issuer’s perspective.

The Group assesses the contractual cash flow characteristics of an financial asset whether contractual cash flows are solely payments of principal and interest(“SPPI”). Principal is defined as the fair value of the financial asset on initial recognition. Interest is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs, as well as a profit margin. The Group assesses whether the financial assets contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. Financial assets with cash flows that are SPPI are classified and measured at amortized cost.

2         Principal accounting policies (continued)

(m)	Financial instruments (continued)
(ii)	Classification and subsequent measurement of financial assets (continued)
(1)	Classification of financial assets (continued)

All financial assets not classified as measured at amortized cost or FVOCI as described in the above are measured at FVTPL. On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI or at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

(2)	Subsequent measurement of financial assets
-	Financial assets at FVTPL

These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss, unless the financial assets are part of a hedging relationship.

-	Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. A gain or loss on a financial asset that is measured at amortized cost and is not part of a hedging relationship shall be recognized in profit or loss when the financial asset is derecognized, through the amortization  process or in order to recognize impairment gains or losses.

-	Debt investments at FVOCI

These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, impairment and foreign exchange gains and losses are recognized in profit or loss. Other net gains and losses are recognized in other comprehensive income. On derecognition, gains and losses accumulated in other comprehensive income are reclassified to profit or loss.

-	Equity investments at FVOCI

These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss. Other net gains and losses are recognized in other comprehensive income and are transferred to retained earnings on derecognition.

(iii)	Classification and subsequent measurement of financial liabilities

Financial liabilities are classified as measured at FVTPL or measured at amortized cost.

-	Financial liabilities at FVTPL

A financial liability is classified as at FVTPL if it is classified as held-for-trading (including derivative financial liability) or it is designated as such on initial recognition.

These liabilities are subsequently measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss, unless the financial liabilities are part of a hedging relationship.

2         Principal accounting policies (continued)

(m)	Financial instruments (continued)
(iii)	Classification and subsequent measurement of financial liabilities (continued)
-	Financial liabilities at amortized cost

These liabilities are subsequently measured at amortized cost using the effective interest method.

(iv)	Offsetting

Financial assets and financial liabilities are separately presented in the statement of financial position without offsetting. However, financial assets and financial liabilities are offset when, and only when the Group:

-	currently has a legally enforceable right to set off the amounts;

-	intends either to settle them on a net basis or to realise the asset and settle the liability simultaneously.
(v)	Derecognition

The Group derecognizes a financial asset when one of the following conditions is met:

-	the contractual rights to the cash flows from the financial asset expire;
-	the Group transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred;
-

the Group transfers the rights to receive the contractual cash flows in a transaction in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control of the financial asset.

On derecognition of a financial asset in its entirety, the difference between the two amounts below is recognized in profit or loss:

-	the carrying amount of the financial asset transferred (measured at the date of derecognition) and
-	the consideration received, along with the cumulative gain or loss previously recognized in other comprehensive income, for the part derecognized.

The Group derecognizes a financial liability (or part of it) when, and only when, its contractual obligation (or part of it) is discharged or cancelled, or expire.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

2         Principal accounting policies (continued)

(m)	Financial instruments (continued)
(vi)	Credit losses

The Group recognizes loss allowance for expected credit losses (“ECLs”) on the following items:

-	financial assets measured at amortized cost;
-	contract assets as defined in IFRS 15;
-	lease receivables; and
-	debt investments measured at FVOCI.

Financial assets measured at fair value, including debt investments or equity investments measured at FVTPL, other equity investments designated at FVOCI (non-recycling) and derivative financial assets, are not subject to the ECL assessment.

Measurement of ECLs

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all expected cash shortfalls (i.e. the difference between the cash flows due to the Group in accordance with the contract and the cash flows that the Group expects to receive).

The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

In measuring ECLs, the Group takes into account reasonable and supportable information that is available without undue cost or effort. This includes information about past events, current conditions and forecasts of future economic conditions.

ECLs are measured on either of the following bases:

-	12-month ECLs: these are losses that are expected to result from possible default events within the 12 months after the reporting date; and
-	lifetime ECLs: these are losses that are expected to result from all possible default events over the expected lives of the items to which the ECL model applies.

Loss allowances for accounts receivable, lease receivables and contract assets are always measured at an amount equal to lifetime ECLs. ECLs on these financial assets are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors and an assessment of both the current and forecast general economic conditions at the reporting date.

For all other financial instruments, the Group recognizes a loss allowance equal to 12-month ECLs unless there has been a significant increase in credit risk of the financial instrument since initial recognition or the financial instrument is not determined to have low credit risk at the reporting date, in which cases the loss allowance is measured at an amount equal to lifetime ECLs.

2         Principal accounting policies (continued)

(m)	Financial instruments (continued)
(vi)	Credit losses (continued)

Low credit risk

If the financial instrument has a low risk of default, the borrower has a strong capacity to meet its contractual cash flow obligations in the near term and adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfil its contractual cash flow obligations, the credit risk on a financial instrument is considered low.

Significant increases in credit risk

In assessing whether the credit risk of a financial instrument has increased significantly since initial recognition, the Group compares the risk of default occurring on the financial instrument assessed at the reporting date with that assessed at the date of initial recognition. The Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.

In particular, the following information is taken into account when assessing whether credit risk has increased significantly since initial recognition:

-	failure to make payments of principal or interest on their contractually due dates;
-	an actual or expected significant deterioration in a financial instrument’s external or internal credit rating (if available);
-	an actual or expected significant deterioration in the operating results of the debtor; and
-	existing or forecast changes in the technological, market, economic or legal environment that have a significant adverse effect on the debtor’s ability to meet its obligation to the Group.

Depending on the nature of the financial instruments, the assessment of a significant increase in credit risk is performed on either an individual basis or a collective basis. When the assessment is performed on a collective basis, the financial instruments are grouped based on shared credit risk characteristics, such as past due status and credit risk ratings.

The Group assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due, unless the Group has reasonable and supportable information that is available without undue cost or effort, that demonstrates that the credit risk has not increased significantly since initial recognition even though the contractual payments are more than 30 days past due.

The Group considers a financial asset to be in default when the borrower is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held).

Credit-impaired financial assets

At each reporting date, the Group assesses whether financial assets carried at amortized cost and debt investments at FVOCI are credit-impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

2	Principal accounting policies (continued)
(m)	Financial instruments (continued)
(vi)	Credit losses (continued)

Credit-impaired financial assets (continued)

Evidence that a financial asset is credit-impaired includes the following observable events:

-	significant financial difficulties of the debtor;
-	a breach of contract, such as a default or delinquency in interest or principal payments;
-	for economic or contractual reasons relating to the borrower’s financial difficulty, the Group having granted to the borrower a concession that would not otherwise consider;
-	it becoming probable that the borrower will enter into bankruptcy or other financial reorganization;
-	the disappearance of an active market for that financial asset because of financial difficulties of the issuer.

Presentation of allowance for ECLs

ECLs are remeasured at each reporting date to reflect changes in the financial instrument’s credit risk since initial recognition. Any change in the ECL amount is recognized as an impairment gain or loss in profit or loss.

The Group recognizes an impairment gain or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account, except for debt investments that are measured at FVOCI (recycling), for which the loss allowance is recognized in other comprehensive income.

Write-off policy

The gross carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. A write-off constitutes a derecognition event. This is generally the case when the Group determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.

Subsequent recoveries of an asset that was previously written off are recognized as a reversal of impairment in profit or loss in the period in which the recovery occurs.

(vii)	Cash flow hedge

Cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with all, or a component of, a recognized asset or liability or a highly probable forecast transaction, and could affect profit or loss.

The hedged items of cash flow hedge are the designated items with respect to the risks associated with future cash flow changes, and can be reliably measurable. Hedging instruments are designated financial instruments for cash flow hedge whose cash flows are expected to offset changes in the cash flows of a hedged item.

2	Principal accounting policies (continued)
(m)	Financial instruments (continued)
(vii)	Cash flow hedge (continued)

When designating a hedging relationship and on an ongoing basis, the Group shall analyse the sources of hedge ineffectiveness that are expected to affect the hedging relationship during its term. If a hedging relationship ceases to meet the hedging effectiveness requirement relating to the hedge ratio, but the risk management objective for that designated hedging relationship remains the same, the Group shall adjust the hedge ratio of the hedging relationship, so that it meets the qualifying criteria again, which is referred to as rebalancing.

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income and accumulated in the cash flow hedge reserve. The cash flow hedge reserve is adjusted to the lower of the following:

-	the cumulative gain or loss on the hedging instrument from inception of the hedge; and
-	the present value of the cumulative change in the hedged expected future cash flows from inception of the hedge.

The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge shall be recognized in other comprehensive income. Any remaining gain or loss on the hedging instrument is hedge ineffectiveness that shall be recognized in profit or loss.

On rebalancing, the hedge ineffectiveness of the hedging relationship is determined and recognized immediately before adjusting the hedging relationship. Adjusting the hedge ratio allows an entity to respond to changes in the relationship between the hedging instrument and the hedged item that arise from their underlyings or risk variables. The Group adjusts the hedge ratio by increasing the volume of the hedged items or hedging instruments. Hence, increases in volumes refer to the quantities that are part of the hedging relationship, and decreases in volumes are not part of the hedging relationship.

The amount accumulated in the hedging reserve and the cost of hedging reserve is reclassified to profit or loss in the same period or periods during which the hedged expected future cash flows affect profit or loss.

When the hedged forecast transaction subsequently results in the recognition of a non-financial item, the amount accumulated in the hedging reserve and the cost of hedging reserve is included directly in the initial cost of the non-financial item when it is recognized.

If the amount that has been accumulated in the cash flow hedge reserve is a loss and the Group expects that all or a portion of that loss will not be recovered in one or more future periods, the Group immediately reclassifies the amount that is not expected to be recovered in profit or loss.

2Principal accounting policies (continued)

(m)	Financial instruments (continued)
(vii)	Cash flow hedge (continued)

When the Group discontinues hedge accounting for a cash flow hedge, the Group accounts for the amount that has been accumulated in the cash flow hedge reserve as follows:

-	if the hedged future cash flows are still expected to occur, that amount shall remain in the cash flow hedge reserve until the future cash flows occur.
-

if the hedged future cash flows are no longer expected to occur, that amount shall be immediately reclassified from the cash flow hedge reserve to profit or loss. A hedged future cash flow that is no longer highly probable to occur may still be expected to occur.

When the future cash flows occur, the amounts accumulated in the hedging reserve of the effective portion are reclassified to profit or loss or included directly in the initial cost of the non-financial item. If the hedged future cash flows are no longer expected to occur, then the amounts that have been accumulated in the hedging reserve and the cost of hedging reserve are immediately reclassified to profit or loss.

(n)	Dividend distribution

Dividend distribution to the shareholders of the Group is recognized as a liability in the period when the dividend is approved in the shareholders’ meeting.

(o)	Inventories

Inventories include fuel for power generation, materials for repairs and maintenance and spare parts, and are stated at lower of cost and net realizable values.

Inventories are initially recorded at cost and are charged to fuel costs or repairs and maintenance, respectively when used, or capitalized to property, plant and equipment when installed, as appropriate, using weighted average cost basis. Cost of inventories includes costs of purchase and transportation costs.

When the forecast transaction that is hedged results in the recognition of the inventory, the gains and losses previously deferred in equity are transferred from equity and included in the initial measurement of the cost of the inventory.

Provision for inventory obsolescence is determined by the excess of cost over net realisable value. Net realisable values are determined based on the estimated selling price less estimated conversion costs during power generation, selling expenses and related taxes in the ordinary course of business.

(p)	Related parties

A party is considered to be related to the Group if:

(a)	the party is a person or a close member of that person’s family and that person
(i)	has control or joint control over the Group;
(ii)	has significant influence over the Group; or

2Principal accounting policies (continued)

(p)	Related parties (continued)
(iii)	is a member of the key management personnel of the Group or of a parent of the Group;

or

(b)	the party is an entity where any of the following conditions applies:
(i)	the entity and the Group are members of the same group;
(ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);
(iii)	the entity and the Group are joint ventures of the same third party;
(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;
(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group;
(vi)	the entity is controlled or jointly controlled by a person identified in (a);
(vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and
(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.
(q)	Cash and cash equivalents

Cash and cash equivalents listed in the statement of cash flows represents cash in hand, call deposits held with banks and other financial institutions, and other short-term (3 months or less), highly-liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value. Bank overdrafts that are repayable on demand and form an integral part of the cash management are also included as a component of cash and cash equivalents for the purpose of the consolidated statement of cash flows.

(r)	Borrowings

Borrowings are recognized initially at fair value less transaction costs and subsequently measured at amortized cost using the effective interest method. Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the end of the reporting period.

(s)	Borrowing costs

General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets. The capitalization of borrowing costs as part of the cost of a qualifying asset commences when expenditure for the asset is being incurred, borrowing costs are being incurred and activities that are necessary to prepare the asset for its intended use or sale are in progress. Capitalization of borrowing costs is suspended or ceases when substantially all the activities necessary to prepare the qualifying asset for its intended use or sale are interrupted or complete.

The amount of specific borrowing costs capitalized is net of the investment income on any temporary investment of the funds pending expenditure on the asset.

All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

2Principal accounting policies (continued)

(t)	Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.

(u)	Other equity instruments

Perpetual corporate bonds and other equity instruments are classified as equity if they are non-redeemable, or redeemable only at the Company’s option, and any interests or dividends are discretionary. Interests or dividends on such instruments classified as equity are recognized as distributions within equity. When these equity instruments are redeemed according to the contractual terms, the redemption price is charged to equity.

(v)	Payables

Payables primarily include accounts payable and other liabilities, and are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

2	Principal accounting policies (continued)
(w)	Taxation
(i)	Value-added tax (“VAT”)

The domestic sales of power, heat and goods of the Group are subject to VAT. VAT payable is determined by applying 16% or 13% (10% or 9% on heat) on the taxable revenue after offsetting deductible input VAT of the period.

The applicable tax rates of VAT in respect of the lease of tangible movable properties, transportation industry and other modern service industries are 16% or 13%, 10% or 9% and 6%, respectively.

(ii)	Goods and service tax (“GST”)

The power sales of the subsidiaries in Singapore are subject to goods and service tax of the country where they operate. GST payable is determined by applying 7% on the taxable revenue after offsetting deductible GST of the period.

The subsidiaries in Pakistan are subject to goods and service tax of the country where they operate. The applicable tax rates in respect of capacity payment, operation and maintenance services and sales of power are 0%, 16% and 17% respectively on the taxable revenue.

(iii)	Current and deferred income tax

The income tax expense for the period comprises current and deferred income tax. Income tax expense is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

Deferred income tax assets and liabilities are recognized based on the differences between tax bases of assets and liabilities and respective book values (temporary differences). For deductible tax losses or tax credit that can be brought forward in accordance with tax law requirements for deduction of taxable income in subsequent years, it is considered as temporary differences and related deferred income tax assets are recognized. No deferred income tax liability is recognized for temporary differences arising from initial recognition of goodwill. For those temporary differences arising from initial recognition of an asset or liability in a non-business combination transaction that affects neither accounting profit nor taxable profit (or deductible loss) at the time of the transaction, no deferred income tax asset and liability is recognized. For the temporary differences relating to investments in subsidiaries to the extent that, in the case of taxable differences, the Group controls the timing of the reversal and it is probable that the differences will not reverse in the foreseeable future, or in the case of deductible differences, unless it is probable that they will reverse in the future, no deferred income tax asset and liability is recognized.

The Group recognizes deferred income tax assets to the extent that it is probable that taxable profit will be available to offset the deductible temporary difference, deductible tax loss and tax credit.

At the end of the reporting period, deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

2	Principal accounting policies (continued)
(w)	Taxation (continued)
(iii)	Current and deferred income tax (continued)

The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow the related tax benefit to be utilized. Any such reduction is reversed to the extent that it becomes probable that sufficient taxable profits will be available.

Deferred income tax assets and deferred income tax liabilities are offset when all the conditions below are met:

(1)	The Group has the legally enforceable right to offset current income tax assets and current income tax liabilities;
(2)	Deferred income tax assets and deferred income tax liabilities are related to the income tax levied by the same tax authority of the Group.
(x)	Employee benefits

Employee benefits include all expenditures relating to the employees for their services. The Group recognizes employee benefits as liabilities during the accounting period when employees render services and allocate to related cost of assets and expenses based on different beneficiaries.

In connection with pension obligations, the Group operates various defined contribution plans in accordance with the local conditions and practices in the countries and provinces in which it operate. A defined contribution plan is a pension plan under which the Group pays fixed contributions into a separate publicly administered pension insurance plan on mandatory and voluntary bases. The Group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. The contributions are recognized as employee benefits when incurred. Prepaid contributions are recognized as assets to the extent that a cash refund or a reduction in the future payment is available.

(y)	Government grants

Government grants are recognized when the Group fulfils the conditions attached to them and they are probable to be received. When government grants are received in the form of monetary assets, they are measured at the amount received or receivable. When the grant is in the form of non-monetary assets, it is measured at fair value. When fair value cannot be measured reliably, a nominal amount is assigned.

Asset-related government grant is recognized as deferred income and is amortized evenly in profit or loss over the useful lives of related assets.

Income-related government grant that is used to compensate subsequent related expenses or losses of the Group is recognized as deferred income and recorded in profit or loss when related expenses or losses are incurred. When the grant is used to compensate expenses or losses that were already incurred, they are directly recognized in the current period profit or loss.

2	Principal accounting policies (continued)
(z)	Revenue and other income

Income is increases in economic benefits during the accounting period in the form of inflows or enhancements of assets or decreases of liabilities that result in an increase in equity, other than those relating to contributions from equity participants.

Revenue is recognized when (or as) the Group satisfies a performance obligation in the contract by transferring the control over a promised good or service to a customer.

When two or more performance obligations are identified, the Group allocates the transaction price to each performance obligation identified in the contract on a relative stand-alone selling price basis at contract inception and recognizes as revenue the amount of the transaction price that is allocated to that performance obligation.

Transaction price is the amount of consideration to which the Group expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties. Revenue is only recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The Group recognizes a refund liability if the entity receives consideration from a customer and expects to refund some or all of that consideration to the customer. Where the contract contains a significant financing component, the Group recognizes revenue at an amount that reflects the price that a customer would have paid for the promised goods or services if the customer had paid cash for those goods or services when (or as) they transfer to the customer. The difference between the promised amount of consideration and its present value is amortized using the effective interest rate. The Group will not adjust the promised amount of consideration for the effects of a significant financing component if the Group expects, at contract inception, that the period between when the Group transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less. A performance obligation is satisfied over time if one of the following criteria is met:

-	When the customer simultaneously receives and consumes the benefits provided by the Group’s performance, as the Group performs;
-	When the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced;
-	When the Group’s performance does not create an asset with an alternative use to the entity and the Group has an enforceable right to payment for performance completed to date.

For performance obligations satisfied over time, revenue is recognized on the basis of direct measurements of the value to the customer of the goods or services transferred to date relative to the remaining goods or services promised under the contract. When the outcome of the contract cannot be reasonably measured, revenue is recognized only to the extent of contract costs incurred that are expected to be recovered.

For performance obligations satisfied at a point in time, revenue is recognized when the customer obtains control of the promised good or service in the contract. The Group considers indicators of the transfer of control, which include, but are not limited to, the following:

-	The Group has a present right to payment for the asset;
-	The Group has transferred physical possession of the asset;
-	The customer has legal title to the asset or the significant risks and rewards of ownership of the asset;
-	The customer has accepted the asset.
2	Principal accounting policies (continued)
(z)	Revenue and other income (continued)

A contract asset is the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer when that right is conditional on something other than the passage of time and an impairment of a contract asset is measured using the ECL model (Note 2(m)(vi)). The Group presents any unconditional rights to consideration separately as a receivable. The Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or the amount is due) from the customer is present as a contract liability.

Further details of revenue and income recognition policies are as follows:

(i)	Sale of power

Revenue is recognized upon transmission of electricity to the power grid when the control of the electricity is transferred at the same time.

(ii)	Sale of heat

Revenue is recognized upon transmission of heat to the customers when the control of the heat is transferred at the same time.

(iii)	Service revenue

Service revenue refers to amounts received from port service, transportation service, maintenance service and heating pipeline service that is recognized over time during the provision of service, using an input method to measure progress towards complete satisfaction of the service, because the customer simultaneously receives and consumes the benefits provided by the Group. Revenue is recognized on a straight-line basis because the entity's inputs are expended evenly throughout the performance period.

(iv)	Coal and raw material sales revenue

Revenue is recognized when the control of the fuel and materials is transferred to the customers.

(v)	Rental income from operating leases

Rental income receivable under operating leases is recognized in profit or loss in equal instalments over the periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the use of the leased asset. Lease incentives granted are recognized in profit or loss as an integral part of the aggregate net lease payments receivable. Contingent rentals are recognized as income in the accounting period in which they are earned.

(vi)	Dividend income

Dividend income is recognized when the shareholders' right to receive payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.

2	Principal accounting policies (continued)
(z)	Revenue and other income (continued)
(vii)	Interest income

Interest income from deposits is recognized on a time proportion basis using the effective interest method. Interest income from finance leases is recognized on a basis that reflects a constant periodic rate of return on the net investment in the finance lease.

(aa)	Contract cost

Contract costs are either the incremental costs of obtaining a contract with a customer or the costs to fulfil a contract with a customer.

Incremental costs of obtaining a contract are those costs that the Group incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained e.g. an incremental sales commission. Incremental costs of obtaining a contract are capitalized when incurred if the costs relate to revenue which will be recognized in a future reporting period and the costs are expected to be recovered. Other costs of obtaining a contract are expensed when incurred.

If the costs incurred in fulfilling a contract with a customer are not within the scope of another Standard such as IAS 2 Inventories, the Group recognizes an asset from the costs incurred to fulfil a contract only if those costs meet all of the following criteria:

-

the costs relate directly to an existing contract or to a specifically identifiable anticipated contract, including direct labour, direct materials, allocations of costs, costs that are explicitly chargeable to the customer and other costs that are incurred only because the Group entered into the contract;

-	the costs generate or enhance resources that will be used to provide goods or services in the future;
-	the costs are expected to be recovered.

Amortization of capitalized contract costs is charged to profit or loss when the revenue to which the asset relates is recognized. The accounting policy for revenue recognition is set out in Note 2(z). Contract costs are recognized as an expense when incurred if the amortization period of the asset that the Group otherwise would have recognized is one year or less.

Impairment losses are recognized to the extent that the carrying amount of the contract cost asset exceeds the net of:

(i)	remaining amount of consideration that the Group expects to receive in exchange for the goods or services to which the asset relates, less
(ii)	any costs that relate directly to providing those goods or services that have not yet been recognized as expenses.
(ab)	Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

2	Principal accounting policies (continued)

(ab)    Leases (continued)

Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

At inception or on reassessment of a contract that contains a lease component and non-lease component(s), the Group adopts the practical expedient not to separate non-lease component(s) and to account for the lease component and the associated non-lease component(s) (e.g., property management services for leases of properties) as a single lease component.

(i)	Right-of-use assets

Right-of-use assets are recognized at the commencement date of the lease (that is the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and any impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease terms and the estimated useful lives of the assets as follows:

Buildings	3 – 10	years
Electric utility plant in service	3 – 12	years
Transportation facilities	30	years
Land use rights	10 – 50	years
Others	5 – 50	years

If ownership of the leased asset transfers to the Group by the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

(ii)	Lease liabilities

Lease liabilities are recognized at the commencement date of the lease at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for termination of a lease, if the lease term reflects the Group exercising the option to terminate the lease. The variable lease payments that do not depend on an index or a rate are recognized as an expense in the period in which the event or condition that triggers the payment occurs.

2	Principal accounting policies (continued)

(ab)    Leases (continued)

Group as a lessee (continued)

(ii)	Lease liabilities (continued)

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in lease payments (e.g., a change to future lease payments resulting from a change in an index or rate) or a change in assessment of an option to purchase the underlying asset.

(iii)	Short-term leases and leases of low-value assets

The Group has elected not to recognize right-of-use assets and lease liabilities for its short-term leases (elected by class of underlying asset) of certain offices and apartments for employees (that is those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the recognition exemption for leases of low-value assets (elected on a lease by lease basis) to leases of office equipment that is considered to be of low value (i.e., below RMB30,000). Instead, the Group recognizes the lease payments associated with those leases as an expense on a straight-line basis over the lease term.

Group as a lessor

When the Group acts as a lessor, it classifies at lease inception (or when there is a lease modification) each of its leases as either an operating lease or a finance lease.

Leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. When a contract contains lease and non-lease components, the Group allocates the consideration in the contract to each component on a relative stand-alone selling price basis. Rental income is accounted for on a straight-line basis over the lease terms and is included in revenue in the statement of comprehensive income due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

Leases that transfer substantially all the risks and rewards incidental to ownership of an underlying asset to the lessee are accounted for as finance leases. At the commencement date, the cost of the leased asset is capitalized at the present value of the lease payments and related payments (including the initial direct costs), and presented as a receivable at an amount equal to the net investment in the lease. The finance income of such leases is recognized in the statement of comprehensive income so as to provide a constant periodic rate of charge over the lease terms.

(ac)	Contingencies

Contingent liabilities are not recognized in the financial statements. They are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Contingent assets are not recognized in the financial statements but disclosed when an inflow of economic benefit is probable.

2         Principal accounting policies (continued)

(ad)	Fair value management

The Group measures its equity investments at fair value at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 – based on quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly

Level 3 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

(ae)	Research and development costs

All research costs are charged to the statement of profit or loss as incurred.

Expenditure incurred on projects to develop new products is capitalized and deferred only when the Group can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the asset, how the asset will generate future economic benefits, the availability of resources to complete the project and the ability to measure reliably the expenditure during the development.  Product development expenditure which does not meet these criteria is expensed when incurred.

2         Principal accounting policies (continued)

(af)	Issued but not yet effective International Financial Reporting Standards

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Amendments to IAS 1	Classification of Liabilities as Current or Non-current
Amendments to IFRS 3	Reference to the Conceptual Framework
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use
Amendments to IAS 37	Onerous Contracts - Cost of Fulfilling a Contract
Amendments to IFRS 10	Sale or Contribution of Assets between an Investor and IAS 28 and its Associate or Joint Venture
Amendments to IFRS 9,
IAS 39, IFRS 7,
IFRS 4 and IFRS 16	Interest Rate Benchmark Reform - Phase 2
Annual Improvements to IFRSs 2018-2020	Amendments to IFRS 9 and Illustrative Examples accompanying IFRS 16

(i)	Amendments to IAS 1 Classification of Liabilities as Current or Non-current

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

-	What is meant by a right to defer settlement
-	That a right to defer must exist at the end of the reporting period
-	That classification is unaffected by the likelihood that an entity will exercise its deferral right
-	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification

The amendments are effective for annual reporting periods beginning on or after 1 January 2023 and must be applied retrospectively. The Group is currently assessing the impact that the amendments will have on current practice and whether existing loan agreements may require renegotiation.

2         Principal accounting policies (continued)

(af)	Issued but not yet effective International Financial Reporting Standards (continued)
(ii)	Amendments to IFRS 3 Reference to the Conceptual Framework

Amendments to IFRS 3 are intended to replace a reference to the previous Framework for the Preparation and Presentation of Financial Statements with a reference to the Conceptual Framework for Financial Reporting issued in June 2018 without significantly changing its requirements.  The amendments also add to IFRS 3 an exception to its recognition principle for an entity to refer to the Conceptual Framework to determine what constitutes an asset or a liability. The exception specifies that, for liabilities and contingent liabilities that would be within the scope of IAS 37 or IFRIC-Int 21 if they were incurred separately rather than assumed in a business combination, an entity applying IFRS 3 should refer to IAS 37 or IFRIC-Int 21 respectively instead of the Conceptual Framework. Furthermore, the amendments clarify that contingent assets do not qualify for recognition at the acquisition date. The Group expects to adopt the amendments prospectively from 1 January 2022. Since the amendments apply prospectively to business combinations for which the acquisition date is on or after the date of first application, the Group will not be affected by these amendments on the date of transition.

(iii)	Amendments to IAS 16 Property, Plant and Equipment: Proceeds before Intended Use

In May 2020, the IASB issued Property, Plant and Equipment — Proceeds before Intended Use, which prohibits entities deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss.

The amendments are effective for annual reporting periods beginning on or after 1 January 2022 and must be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendments.

The amendments are not expected to have a material impact on the Group.

(iv)	Amendments to IAS 37 Onerous Contracts – Costs of Fulfilling a Contract

In May 2020, the IASB issued amendments to IAS 37 to specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making.

The amendments apply a “directly related cost approach”. The costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract activities. General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract.

The amendments are effective for annual reporting periods beginning on or after 1 January 2022. The Group will apply these amendments to contracts for which it has not yet fulfilled all its obligations at the beginning of the annual reporting period in which it first applies the amendments. The amendment is not expected to have a material impact on the Group.

2         Principal accounting policies (continued)

(af)	Issued but not yet effective International Financial Reporting Standards (continued)
(v)	Amendments to IFRS 10 and IAS 28 Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments address an inconsistency between the requirements in IFRS 10 and in IAS 28 in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The amendments require a full recognition of a gain or loss when the sale or contribution of assets between an investor and its associate or joint venture constitutes a business. For a transaction involving assets that do not constitute a business, a gain or loss resulting from the transaction is recognized in the investor’s profit or loss only to the extent of the unrelated investor’s interest in that associate or joint venture. The mandatory effective date for this amendment is not yet determined but early adoption is permitted. The amendments are not expected to have any significant impact on the Group’s financial statements.

(vi)	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform - Phase 2

The amendments address issues not dealt with in the previous amendments which affect financial reporting when an existing interest rate benchmark is replaced with an alternative RFR. The Phase 2 amendments provide a practical expedient to allow the effective interest rate to be updated without adjusting the carrying amount when accounting for changes in the basis for determining the contractual cash flows of financial assets and liabilities, if the change is a direct consequence of the interest rate benchmark reform and the new basis for determining the contractual cash flows is economically equivalent to the previous basis immediately preceding the change.  In addition, the amendments permit changes required by the interest rate benchmark reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued. Any gains or losses that could arise on transition are dealt with through the normal requirements of IFRS 9 to measure and recognize hedge ineffectiveness. The amendments also provide a temporary relief to entities from having to meet the separately identifiable requirement when an RFR is designated as a risk component. The relief allows an entity, upon designation of the hedge, to assume that the separately identifiable requirement is met, provided the entity reasonably expects the RFR risk component to become separately identifiable within the next 24 months.  Furthermore, the amendments require an entity to disclose additional information to enable users of financial statements to understand the effect of interest rate benchmark reform on an entity’s financial instruments and risk management strategy. The amendments are effective for annual periods beginning on or after 1 January 2021 and shall be applied retrospectively, but entities are not required to restate the comparative information.

The Group had certain interest-bearing bank borrowings denominated in foreign currencies based on the London Interbank Offered Rate (“LIBOR”) as at 31 December 2020. If the interest rates of these borrowings are replaced by RFRs in a future period, the Group will apply this practical expedient upon the modification of these borrowings when the “economically equivalent” criterion is met and expects that no significant modification gain or loss will arise as a result of applying the amendments to these changes.

(vii)	Annual Improvements to IFRSs 2018-2020 Amendments to IFRS 9 and Illustrative Examples accompanying IFRS 16

Annual Improvements to IFRSs 2018-2020 sets out amendments to IFRS 9 and Illustrative Examples accompanying IFRS 16. Details of the amendments that are expected to be applicable to the Group are as follows:

2         Principal accounting policies (continued)

(af)	Issued but not yet effective International Financial Reporting Standards (continued)
(vii)	Annual Improvements to IFRSs 2018-2020 Amendments to IFRS 9 and Illustrative Examples accompanying IFRS 16 (continued)

IFRS 9 Financial Instruments: clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment. The amendment is effective for annual periods beginning on or after 1 January 2022. Earlier application is permitted. The amendment is not expected to have a significant impact on the Group’s financial statements.

IFRS 16 Leases removes the illustration of payments from the lessor relating to leasehold improvements in Illustrative Example 13 accompanying IFRS 16. This removes potential confusion regarding the treatment of lease incentives when applying IFRS 16. It is not expected to have a material impact on the Group.